Borrowings - Additional Information (Detail) € in Thousands							1 Months Ended	12 Months Ended
	Dec. 19, 2022 EUR (€)	Jul. 28, 2022 EUR (€)	Dec. 02, 2021 EUR (€)	Sep. 30, 2021 EUR (€)	Mar. 31, 2021 EUR (€)	May 27, 2019 EUR (€) drawdown	Dec. 31, 2022 EUR (€) associate	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) drawdown	Dec. 31, 2020 EUR (€) drawdown	Jun. 30, 2022 EUR (€)	Dec. 31, 2019 EUR (€) loan	May 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings								€ 159,210	€ 44,315	€ 38,339
Borrowing costs incurred								11,657	517	1,291
Cash and cash equivalents							€ 83,022	83,022	24,652	8,274		€ 21,277
Repayments of borrowings, classified as financing activities								23,403	0	€ 0
Other changes								5,586	10,002
Borrowing costs recognised as expense								13,871	14,674
Interest paid								7,242	5,469
Interest payable							€ 564	564	0
Trade and other current payables								1,037	0
Increase (decrease) through net exchange differences								€ 765	€ 797
Interest Rate Cap | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Derivative instrument coverage of variable loan principal outstanding (percent)							0.65%	0.65%	0.69%
Senior debt
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 120,000											€ 120,000
Percentage of commitment fee per year equal to the applicable margin (percent)								35.00%
Commitment fee rate (percent)								1.75%	1.75%
Borrowings, interest rate (percent)							5.00%	5.00%			5.00%
Number of drawdowns | drawdown									3	2
Proceeds from borrowings			€ 14,452	€ 5,660	€ 24,203			€ 44,315		€ 38,339
Increase via accordion feature		50,000
Borrowing costs incurred		1,505						1,505
Cash and cash equivalents									€ 12,257		€ 13,247
Loss on modification of old facility								1,730
Loss on extinguishment of old facility								2,832
Other changes								4,054	1,041
Renewed facility
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 400,000						€ 400,000	€ 400,000
Percentage of commitment fee per year equal to the applicable margin (percent)								35.00%
Commitment fee rate (percent)								1.365%
Borrowings, interest rate (percent)							3.90%	3.90%
Number of drawdowns | associate							2
Proceeds from borrowings							€ 279,210
Increase via accordion feature	230,000						€ 230,000	€ 230,000
Borrowing costs incurred								€ 9,200
Commitment fee payment period								42 months
Other changes								€ (977)
Renewed facility | Financing And Refinancing Capital Expenditures
Disclosure of detailed information about borrowings [line items]
Notional amount	200,000
Renewed facility | Issuance Of Guarantees And Letters Of Credit
Disclosure of detailed information about borrowings [line items]
Notional amount	30,000
Senior Debt Bank Facility
Disclosure of detailed information about borrowings [line items]
Notional amount						€ 120,000
Number of drawdowns | drawdown						3
Proceeds from borrowings									44,315
Increase via accordion feature		€ 50,000							2,563
Repayments of borrowings, classified as financing activities	€ 170,000
Shareholder loans
Disclosure of detailed information about borrowings [line items]
Number of loans | loan												6
Interest expense on borrowings								1,738	8,162	€ 7,530
Other changes								€ 1,738	€ 8,162
Shareholder loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)							0.10%	0.10%
Repayments of borrowings, classified as financing activities								€ 23,403
Interest expense on borrowings								5
Other changes								€ 5